Financial Risk Management - Summary of Other Accounts Payable (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Text block [abstract]
Beginning balance	₩ 2,353,355
Change (Cash flows from operation activities)	(1,275,205)
Ending balance	₩ 1,078,150